Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2008	$ 95,721	$ 305,507	$ 438,504	$ (207,665)	$ 10,596		$ 642,663
Shares outstanding, beginning balance at Dec. 31, 2008	100,000	13,971,727
Net income			74,192			74,192	74,192
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes					6,283	6,283	6,283
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes					295	295	295
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes					(1,513)	(1,513)	(1,513)
Total comprehensive income						79,257
Cash dividends paid per share			(53,563)				(53,563)
Reissuance of common stock from treasury shares held, shares		904,072
Reissuance of common stock from treasury shares held			(29,299)	81,710			52,411
Cash payment for fractional shares in dividend reinvestment plan		(2)					(2)
Fractional shares issued in dividend reinvestment plan		(39)
Common stock warrants issued		1,064					1,064
Accretion of discount on preferred stock	762		(762)
Preferred stock dividends			(5,000)				(5,000)
Treasury stock reissued for director grants, shares		7,020
Treasury stock reissued for director grants			(200)	634			434
Balance at Dec. 31, 2009	96,483	306,569	423,872	(125,321)	15,661		717,264
Shares outstanding, ending balance at Dec. 31, 2009	100,000	14,882,780
Net income			58,101			58,101	58,101
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes					(2,427)	(2,427)	(2,427)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes					(98)	(98)	(98)
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes					(15,004)	(15,004)	(15,004)
Total comprehensive income						40,572
Cash dividends paid per share			(57,076)				(57,076)
Reissuance of common stock from treasury shares held, shares		509,184
Reissuance of common stock from treasury shares held		(898)	(12,729)	46,954			33,327
Cash payment for fractional shares in dividend reinvestment plan		(4)					(4)
Fractional shares issued in dividend reinvestment plan		50
Common stock warrants issued		176					176
Common stock warrants expired		(166)	166
Accretion of discount on preferred stock	807		(807)
Preferred stock dividends			(5,000)				(5,000)
Treasury stock reissued for director grants, shares		7,020
Treasury stock reissued for director grants			(185)	634			449
Balance at Dec. 31, 2010	97,290	305,677	406,342	(77,733)	(1,868)		729,708
Shares outstanding, ending balance at Dec. 31, 2010	100,000	15,398,934
Net income			82,140			82,140	82,140
Other comprehensive income (loss), net of tax:
Change in funded status of pension plan, net of income taxes					(5,027)	(5,027)	(5,027)
Unrealized net holding gain (loss) on cash flow hedge, net of income taxes					512	512	512
Unrealized net holding gain (loss) on securities available-for-sale, net of income taxes					(2,448)	(2,448)	(2,448)
Total comprehensive income						75,117
Cash dividends paid per share			(57,907)				(57,907)
Cash payment for fractional shares in dividend reinvestment plan		(2)					(2)
Fractional shares issued in dividend reinvestment plan		(42)
Common stock warrants expired		(176)	176
Accretion of discount on preferred stock	856		(856)
Preferred stock dividends			(5,000)				(5,000)
Treasury stock reissued for director grants, shares		7,020
Treasury stock reissued for director grants			(338)	726			388
Balance at Dec. 31, 2011	$ 98,146	$ 305,499	$ 424,557	$ (77,007)	$ (8,831)		$ 742,364
Shares outstanding, ending balance at Dec. 31, 2011	100,000	15,405,912